Revenues - Disaggregation of revenue (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 692,096	$ 423,189	$ 647,899	$ 290,783
Over-time
Disaggregation of Revenue [Line Items]
Revenues	620,447	383,135	599,863
Point in time
Disaggregation of Revenue [Line Items]
Revenues	$ 71,649	$ 40,054	$ 48,036